Significant events and transactions related to 2024 financial statements	12 Months Ended
Dec. 31, 2024
Significant Events And Transactions Related To 2024 Financial Statements
Significant events and transactions related to 2024 financial statements

3. Significant events and transactions related to 2024 financial statements

•	Remuneration to shareholders – During 2024, the Company approved dividends and interest on capital to its shareholders in the amount of US$4,360 (R$22,884 million). On February 19, 2025 (subsequent event), the Board of Directors approved remuneration to shareholders in the total amount of US$1,596 (R$9,143 million). Further details are presented in note 31(e) of these financial statements.

•	Impairment on assets related to nickel – The Company identified impairment triggers related to its nickel operations in Thompson and Newfoundland and Labrador, both located in Canada. Therefore, Vale carried out an impairment test on these assets and recognized impairment losses of US$1,945 in the income statement for the year ended December 31, 2024, as “(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net”. Further details are presented in note 20(a) of these financial statements.

•	Renegotiation of railway concession contracts – In December 2024, the general basis for the renegotiation of the concession contracts for the Carajás Railway and the Vitória a Minas railway were agreed between Vale, the Brazilian National Land Transportation Agency and the Brazilian Federal Government. The renegotiation will be performed under the terms of the concession contracts, which remain in force, aiming to promote their modernization and updating. As a result, Vale recorded an addition of US$256 (R$1,559 million) in the liability associated with the railway concessions and paid US$656 (R$4 billion) in advance. Further details are presented in note 15(a) of these financial statements.

•	Purchase of a minority stake in Anglo American Minério de Ferro Brasil S.A. (“Anglo American”) – In December 2024, the Company completed the purchase of a 15% stake in Anglo American, of which the acquisition cost is substantially composed by the contribution of Serra da Serpentina assets to Anglo American, whose value was estimated at US$750, in addition to a disbursement of US$30. As a result, Anglo American became an associate and Vale recognized a gain of US$626 in the income statement as “(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net”. Further details are presented in note 17(a) of these financial statements.

•	Definitive Settlement related to the Samarco Mineração S.A. (“Samarco”) dam failure – In October 2024, Vale, Samarco and BHP Billiton Brasil Ltda., together with the Brazilian Federal Government, the State Governments of Minas Gerais and Espírito Santo, the Federal and State Public Prosecutors’ and Public Defenders’ Offices and other Brazilian public entities, signed a definitive agreement on claims related to the collapse of the Samarco dam, which was ratified in November 2024. As a result, Vale recognized an additional provision of US$956, recorded in the income statement as “Equity results and other results in associates and joint ventures”. Further details are presented in note 27 of these financial statements.

•	Debentures public offering – In October 2024, the Company issued debentures of US$1 billion (R$6 billion) with maturities in 10, 12, and 15 years. Further details are presented in note 11(d) of these financial statements.

•	Divestment in Vale Oman Distribution Center (“VODC”) – In September 2024, the Company completed the sale of 50% equity interest in VODC to AP Oryx Holdings LLC, for US$600. As a result, VODC became a joint venture, and Vale recognized a gain of US$1,222 in the income statement as “(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net”. Further details are presented in note 17(b) of these financial statements.

•	Acquisition of Aliança Geração de Energia S.A. (“Aliança Energia”) – In August 2024, the Company completed the acquisition of the entire stake held by Cemig Geração e Transmissão S.A. in Aliança Energia, for US$493 (R$2,737 million). As a result, Vale holds 100% of the shareholding and consolidates Aliança Energia. Further details are presented in note 17(c) of these financial statements.

•	Bond issuance and repurchase – In June 2024, Vale issued bonds of US$1 billion, maturing in 2054 with a coupon of 6.40% per year. In July 2024, this amount was substantially used to redeem bonds maturing in 2026, 2036, and 2039, in the total amount of US$970. As a result of the repurchase, the Company paid a premium of US$50, which was recorded in the income statement as “Financial expenses”. Further details are presented in note 11(c) of these financial statements.
•	Divestment in PT Vale Indonesia (PTVI) – In June 2024, the Company, together with Sumitomo Metal Mining Co. Ltd. and PT Mineral Industri Indonesia (“MIND ID”), completed the divestment transaction of PTVI. As a result, Vale received US$155 and lost control over PTVI, which resulted in a gain of US$1,059 recorded in the income statement as “(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net”. Further details are presented in note 17(d) of these financial statements.

•	Strategic partnership in the Energy Transition Metals business – In April 2024, the Company completed the transaction in which Manara Minerals acquired a 10% stake in Vale Base Metals Limited, which is the holding company for the Energy Transition Metals business, for US$2,455. As a result, Vale recognized a gain of US$895 in equity as “Transactions with noncontrolling shareholders”. Further details are presented in note 17(e) of these financial statements.